UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Snyder Capital Management, L.P.
Address:    One Market Plaza, Steuart Tower, Suite 1200
            San Francisco, CA  94105

Form 13F File Number:   28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sonja L. Commer
Title:      Chief Compliance Officer
Phone:      415-392-3900

Signature, Place and Date of Signing:

-----------------------------
Sonja L. Commer                     San Francisco, CA May 8, 2009
            [Signature]             [City, State]                 [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         66

Form 13F Information Table Value Total:         1240848 (x1000)


List of Other Included Managers:

None

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
NAME OF ISSUER                TITLE   CUSIP        VALUE    SHARES            INV. DISC. OTHER VOTING AUTH
                              OF                   X1000                                 MGR
                              CLASS
                                                                                               SOLE     SHR         NONE
Advance Auto Parts Inc.       COM        00751Y106    4,087      99,500 SH   Defined             12,300      87,200
Alpha Natural Resources Inc.  COM        02076x102   20,262   1,141,500 SH   Defined             20,500   1,008,100     112,900
American Reprographics Co.    COM        029263100    3,076     868,983 SH   Defined              2,000     780,083      86,900
AnnTaylor Stores Corp.        COM        036115103    7,007   1,347,500 SH   Defined             11,000   1,191,900     144,600
Arch Chemical Inc.            COM        03937R102   27,852   1,468,999 SH   Defined              3,800   1,299,699     165,500
Brookfield Asset Management   COM        112585104   40,793   2,960,286 SH   Defined             74,337   2,649,125     236,824
-
CEC Entertainment, Inc.       COM        125137109   18,428     712,042 SH   Defined              2,200     638,442      71,400
Cabot Corp.                   COM        127055101   27,471   2,613,774 SH   Defined             55,400   2,352,174     206,200
Cabot Microelectronics        COM        12709P103   44,824   1,865,329 SH   Defined             36,600   1,679,624     149,105
Cambrex Corp.                 COM        132011107    4,821   2,114,673 SH   Defined              5,100   1,860,973     248,600
CapLease, Inc.                COM        140288101    6,497   3,297,981 SH   Defined              9,500   2,871,381     417,100
Cedar Shopping Centers Inc.   COM        150602209    4,378   2,516,216 SH   Defined              2,300   2,194,116     319,800
Central European Media        COM        G20045202   11,071     966,067 SH   Defined             27,800     851,767      86,500
Chico's FAS Inc.              COM        168615102   23,184   4,317,400 SH   Defined             11,800   3,790,900     514,700
Clean Harbors Inc.            COM        184496107   52,838   1,100,785 SH   Defined             22,500     988,675      89,610
Cognex Corp                   COM        192422103   10,300     772,104 SH   Defined              1,500     680,504      90,100
Comstock Resources Inc.       COM        205768203   22,624     759,200 SH   Defined              2,100     666,300      90,800
Copart Inc.                   COM        217204106   19,390     653,750 SH   Defined             17,800     591,450      44,500
Corn Products Intl Inc        COM        219023108   15,140     714,160 SH   Defined              2,000     615,360      96,800
Curtiss-Wright Corp           COM        231561101   23,610     841,700 SH   Defined             37,400     767,600      36,700
Cytec Industries, Inc.        COM        232820100   16,403   1,092,100 SH   Defined             25,000     971,900      95,200
Devon Energy Corp.            COM        25179M103   12,421     277,944 SH   Defined             17,260     260,684
Dress Barn Inc.               COM        261570105   19,811   1,611,986 SH   Defined              4,400   1,427,686     179,900
Drew Industries               COM        26168L205    8,006     922,306 SH   Defined              2,300     814,406     105,600
Dun & Bradstreet              COM        26483E100   10,742     139,500 SH   Defined              8,000     131,500
Esterline Technologies Corp   COM        297425100   21,611   1,070,399 SH   Defined              3,000     950,149     117,250
FTI Consulting                COM        302941109   26,774     541,098 SH   Defined              1,600     477,098      62,400
Franklin Electric Co Inc      COM        353514102   33,005   1,491,398 SH   Defined             27,800   1,349,698     113,900
Graco Inc.                    COM        384109104   17,265   1,011,425 SH   Defined             30,011     887,450      93,964
Haemonetics Corp.             COM        405024100   31,395     569,985 SH   Defined              1,600     508,000      60,385
Harley-Davidson Inc.          COM        412822108    5,806     433,600 SH   Defined             22,800     410,800
Heico Corp - Class A          COM        422806208   15,512     751,903 SH   Defined              2,400     658,303      91,200
Henry Schein, Inc.            COM        806407102    5,115     127,900 SH   Defined             16,200     111,700
ITT Educational Services Inc  COM        45068B109    9,374      77,200 SH   Defined              8,900      68,300
Idex Corp.                    COM        45167R104   17,936     820,100 SH   Defined             30,400     722,000      67,700
Itron Inc                     COM        465741106   19,122     403,839 SH   Defined              1,100     356,189      46,550
Kaman Corp                    COM        483548103   16,456   1,312,287 SH   Defined              3,800   1,262,887      45,600
Kennametal Inc.               COM        489170100   45,271   2,792,782 SH   Defined             59,500   2,506,034     227,248
Ladish Co Inc.                COM        505754200    9,539   1,313,972 SH   Defined              3,400   1,139,472     171,100
Lance Inc                     COM        514606102   16,526     793,770 SH   Defined              1,887     690,142     101,741
Liberty Media                 COM        53071M500    5,665     283,972 SH   Defined             17,836     266,136
Corp.-Entertainm
Lowe's Cos Inc.               COM        548661107    1,471      80,600 SH   Defined                         80,600
Mid-America Apartment         COM        59522J103   21,319     691,500 SH   Defined             16,800     605,000      69,700
Communit
Molex Inc. - Cl A             COM        608554200    9,986     790,000 SH   Defined             53,500     736,500
Nabors Industries Ltd         COM        G6359F103    3,957     396,100 SH   Defined             44,400     351,700
O'Reilly Automotive Inc.      COM        686091109    9,332     266,552 SH   Defined             30,800     235,752
Orthofix International NV     COM        N6748L102   20,948   1,131,095 SH   Defined              2,800     996,295     132,000
Pall Corporation              COM        696429307    1,992      97,500 SH   Defined             12,400      85,100
Parexel Intl Corp             COM        699462107   18,648   1,916,542 SH   Defined              6,000   1,698,442     212,100
Patterson-UTI Energy Inc.     COM        703481101   31,403   3,504,835 SH   Defined             80,000   3,149,135     275,700
Precision Castparts Corp      COM        740189105   12,537     209,300 SH   Defined              9,800     199,500
RBC Bearings Inc.             COM        75524B104   13,014     851,700 SH   Defined              2,300     753,900      95,500
Republic Services Inc. - Cl.A COM        760759100    9,672     563,962 SH   Defined             61,350     502,612
Rockwell Collins Inc.         COM        774341101    4,491     137,600 SH   Defined             17,000     120,600
Scholastic Corp.              COM        807066105   16,383   1,087,116 SH   Defined              3,300     945,120     138,696
Shaw Group Inc.               COM        820280105   35,005   1,277,098 SH   Defined             29,400   1,130,598     117,100
Simpson Manufacturing         COM        829073105   44,096   2,447,047 SH   Defined             49,100   2,214,947     183,000
Steelcase Inc. Cl A           COM        858155203   14,277   2,849,700 SH   Defined             74,800   2,509,300     265,600
Texas Industries Inc.         COM        882491103   14,020     560,800 SH   Defined              1,600     496,500      62,700
Thor Industries, Inc.         COM        885160101   17,059   1,092,100 SH   Defined             33,600     965,900      92,600
UGI Corp.                     COM        902681105   51,999   2,202,396 SH   Defined             41,300   1,994,096     167,000
United Stationers Inc         COM        913004107   33,718   1,200,798 SH   Defined             35,000   1,077,598      88,200
Universal Health Services - B COM        913903100   15,148     395,100 SH   Defined             25,200     369,900
Warnaco Group                 COM        934390402   12,949     539,532 SH   Defined              1,600     478,148      59,784
Waste Connections Inc.        COM        941053100   24,721     961,900 SH   Defined              2,800     842,100     117,000
West Pharmaceutical Services  COM        955306105   51,296   1,563,432 SH   Defined             30,500   1,408,432     124,500
I





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